Accrued liabilities and provisions	6 Months Ended
Jun. 30, 2024
Accrued liabilities and provisions
Accrued liabilities and provisions
22.	Accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2023	13,102,128	722,788	2,317,724	16,142,640
Abandonment cost update	(77,425)	—	—	(77,425)
Additions and (recoveries) (1)	20,555	(17,432)	237,504	240,627
Uses	(305,037)	(19,637)	(163,172)	(487,846)
Financial cost (2)	313,673	104,888	25,575	444,136
Foreign currency translation	87,942	15,459	40,993	144,394
Transfers	74	(333)	12,408	12,149
Balance as of June 30, 2024 (Unaudited)	13,141,910	805,733	2,471,032	16,418,675
Current	823,756	55,355	367,344	1,246,455
Non-current	12,318,154	750,378	2,103,688	15,172,220
	13,141,910	805,733	2,471,032	16,418,675
(1)	Mainly includes the recognition of provisions related to potential liabilities, various, and mandatory environmental provision in Ecopetrol S.A.
(2)	Corresponds mainly to the financial expense for the update of the liability in Ecopetrol S.A.

22.1.Contingencies

Refinería de Cartagena S.A.S

1.	Court of arbitration

On March 21, 2024, Refinería de Cartagena S.A.S. was notified of the decision of the Court of the Netherlands approving the alternative financial restructuring plan. Chicago Bridge & Iron Company N.V.

Given the sanction of the plan, Refinería de Cartagena was the beneficiary of (i) US$70 million and US$95 million arranged under two different letters of credit and (ii) US$9 million corresponding to reimbursement of legal fees. Likewise, by court order of the Amsterdam District Court dated March 21, 2024, derived from a judicial restructuring process before said jurisdiction, 75,000 redeemable Series B preferred shares without voting rights (the “Series B Preferred Shares”) of McDermott International Ltd. (hereinafter, “McDermott” or the “Company”) were issued in favor of Refinería de Cartagena.

The Series B Preferred Shares have priority over the common shares and are on equal footing with respect to dividends and payments in the event of liquidation with the Series A Preferred Shares. They are entitled to cumulative quarterly dividends.

The holder of the Series B Preferred Shares may also require that all the Series B Preferred Shares be converted at any time on or after June 30, 2028, into common shares representing up to 19.9% of the McDermott’s ownership interest, subject to adjustments pursuant to certain anti-dilution provisions.

The Series B Preferred Shares are subject to mandatory redemption requirements in the event of liquidation or change of control of the Company and other similar events.

As of June 30, 2024, Refinería de Cartagena is in the process of determining the fair value of the shares. The main effect of the recognition of these preferred shares will be the decrease in the value of the property, plant, and equipment.

2.	Investigations of control entities

Office of the Comptroller General:

PRF-80011-2018-33300

Through Communication 1328 of August 24, 2021, the CGR closed the preliminary investigation UCC-IP-005-2019 and opened a fiscal responsibility process in relation to the amounts executed in the refinery expansion and modernization project of Cartagena (the “Project”), and its financing sources, in which Refinería de Cartagena and Ecopetrol S.A. are affected entities.

In this process, 8 ex-officials of Refinería de Cartagena are being investigated (3 ex-presidents and 5 ex-financial vice presidents).

No changes occurred in the status of this litigation since June 30, 2024.

Prosecutor’s Office:

Process 1 – No. 110016000101201600023 - MOA - PIP and EPC

This process is being carried out against a former member of the Board of Directors and three former employees of Refinería de Cartagena, two employees of Chicago Bridge and Iron Company (“CB&I”) and the Statutory Auditor of Refinería de Cartagena between 2013 and 2015, for the crimes of undue interest in the execution of contracts, embezzlement in favor of third parties, illicit enrichment of individuals in favor of third parties and ideological falsification of a public document.

On February 2, 2024, the hearing was held to read the decision of the Criminal Chamber of the Superior Court of the Judicial District of Bogotá, which resolved the appeals filed against the decision issued on July 26, 2021 by the Circuit Criminal Court 31, in which it ruled admitting and rejecting the evidentiary requests submitted by the parties in the preparatory hearing.

With the above, the preparatory hearing is concluded. The 61st Circuit Criminal Court set the dates to advance the oral trial sessions.

Process 2 – No. 110016000101201800132 Business line

This process is being carried out against a former employee and three former members of the Board of Directors of Refinería de Cartagena, for the crimes of aggravated disloyal administration, and obtaining a false public document.

On April 19, 2024, the 34th Criminal Court of the Circuit declared the annulment of the order that ordered the evidence for trial and issued a new ruling, which was appealed by the defenders and once the transfers were removed, the appeal to the Court was granted.

No changes occurred in the status of this litigation since June 30, 2024.

Process 3 – No. 110016000101201800134 - Subscription of the PMC Contract - Foster Wheeler

This process is being carried out against two former employees of the Refinería de Cartagena, who acted as former president in office and former president in charge, for the crime of entering a contract without legal requirements.

On February 23, 2024, the Superior Court of the Judicial District of Bogota granted the appeal and referred the process to the Criminal Chamber of the Supreme Court of Justice.

On February 26,2024, the Court acknowledged receipt of the file, in April the distribution was made and the decision to admit or not admit the claims is awaited.

No changes occurred in the status of this litigation since June 30, 2024.

Process 4 - No.110016000000201702546 – Principle of opportunity

This process is being carried out against a former employee of Refinería de Cartagena, for charges related to crimes against the public administration and illegal interest in the execution of contracts.

The criminal prosecution is suspended until December 2024, due to the application of the principle of opportunity.

No changes occurred in the status of this litigation since June 30, 2024.